Cover	Sep. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2020
Entity File Number	001-39300
Entity Registrant Name	ASCENA RETAIL GROUP, INC.
Entity Central Index Key	0001498301
Entity Tax Identification Number	30-0641353
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	933 MacArthur Boulevard
Entity Address, City or Town	Mahwah
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07430
City Area Code	551
Local Phone Number	777-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Emerging Growth Company	false